Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]:
Subsequent Events [Text Block]

21. Subsequent Events:

(a) Declaration and payment of Dividends (preferred stock): On January 2, 2014, the Company declared a cash dividend of $0.476563 per share on its 7.625% Series B Preferred Stock for the period from October 15, 2013, to January 14, 2014. The dividend was paid on January 15, 2014, to all Series B Preferred Stock holders of record as of January 14, 2014.

(b) Declaration and payment of Dividends (common stock): On January 6, 2014, the Company declared a dividend of $0.27 per share for the fourth quarter ended December 31, 2013, which was paid on February 4, 2014, to stockholders of record at the close of trading of the Company's common stock on the New York Stock Exchange on January 21, 2014.

(c) Sale and leaseback transaction: On January 14, 2014, the Company took delivery of the vessel MSC Azov (Hull H1068A) (Note 6). At the same time, the Company agreed with a financial institution to refinance the then outstanding balance of the loan relating to MSC Azov (Hull H1068A) (Note 11.2.10), under a ten-year sale and leaseback transaction. Under the sale and leaseback transaction, the vessel MSC Azov (Hull H1068A) was chartered back on a bareboat basis to Adele Shipping Co., wholly-owned subsidiary of the Company and remained on time charter with its initial time charterer.

(d) Swap termination: On January 14, 2014, the Company following the sale and leaseback transaction described in (c) above terminated an interest rate swap (Note 18(a)) and paid the amount of $3,021.

(e) Follow-on offering: On January 21, 2014, the Company completed a public offering of 4,000,000 shares of its 8.50% Series C Cumulative Redeemable Perpetual Preferred Stock (the “Series C Preferred Stock”). The net proceeds from the offering were $96,440.

(f) Investments in Affiliates: During January 2014, pursuant to the Framework Agreement, Costamare Ventures invested in the equity of certain affiliated companies (i) the amount of $17,613 related to the predelivery installments to shipyards for the construction of vessels and (ii) the amount of $6,669 for a swaption agreement.